Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
General [Abstract]
Schedule of straight-line method over the estimated useful lives of the assets	Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:
	%

Computers and software	20 - 33	(Mainly 33)
Machines	7-33
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Buildings	4

Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives	Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:
Periods

Customer relationship	8.8
Non-competition	4
Distribution rights	8.8

Schedule of weighted average assumptions used in fair value for options granted	The fair value for options granted in years 2023, 2022 and 2021 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:
	Year ended December 31,
	2023	2022	2021

Risk-free interest	3.925%	4.105%	0.84%
Dividend yields	0	0	0
Volatility	42%	43%	48%
Expected option term	3.5 years	3.5 years	3.5 years